Stock-Based Compensation - Stock option award narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Aggregate grant date fair value of stock options granted	$ 11,342,727	$ 1,187,258
Weighted-average grant-date fair value of stock options granted	$ 2.27	$ 0.22
Total fair value of stock options vested	$ 238,750	$ 220,851
Intrinsic value for stock options exercised	$ 1,111,876	$ 47,945